SUPPLEMENT DATED JANUARY 21, 2005

TO THE

PROSPECTUSES

OF THE

FUNDS INDICATED BELOW

The section of each of the Prospectuses for the Funds listed below entitled “Management—Recent Developments” is deleted and replaced with the following:

In connection with an investigation previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (SEC) has notified Citigroup Asset Management (CAM), the Citigroup business unit that includes the funds’ investment manager and other investment advisory companies; Citicorp Trust Bank (CTB), an affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and three other individuals, one of whom is an employee and two of whom are former employees of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The subcontractor’s business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made. As previously disclosed, CAM has already paid the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee.

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM’s initiation and operation of, and compensation for, the transfer agent business and CAM’s retention of, and agreements with, the subcontractor.

Citigroup is cooperating fully in the SEC’s investigation and is seeking to resolve the matter in discussions with the SEC staff. On January 20, 2005, Citigroup stated that it had established an aggregate reserve of $196 million ($25 million in the third quarter of 2004 and $171 million in the fourth quarter of 2004) related to its discussions with the SEC Staff. Settlement negotiations are on going and any settlement of this matter with the SEC will require approval by the Citigroup Board and acceptance by the Commission.

Unless and until any settlement is consummated, there can be no assurance that any amount reserved by Citigroup will be distributed. Nor is there at this time any certainty as to how the proceeds of any settlement would be distributed, to whom any such distribution would be made, the methodology by which such distribution would be allocated, and when such distribution would be made.

Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the funds.

CITIFUNDS TRUST I
SMITH BARNEY EMERGING MARKETS EQUITY FUND	January 4, 2005

CITIFUNDS TRUST III
CITI CONNECTICUT TAX FREE RESERVES SMITH BARNEY CONNECTICUT MONEY MARKET PORTFOLIO Class A and Y Shares	December 31, 2004

SB ADJUSTABLE RATE INCOME FUND	September 28, 2004
Smith Barney Shares

SMITH BARNEY AGGRESSIVE GROWTH FUND INC.	December 29, 2004

SMITH BARNEY ALLOCATION SERIES INC.	May 28, 2004
BALANCED PORTFOLIO
CONSERVATIVE PORTFOLIO
GROWTH PORTFOLIO
HIGH GROWTH PORTFOLIO
INCOME PORTFOLIO

SMITH BARNEY APPRECIATION FUND INC.	April 29, 2004

SMITH BARNEY ARIZONA MUNICIPALS FUND INC.	September 28, 2004

SMITH BARNEY CALIFORNIA MUNICIPALS FUND INC.	June 28, 2004

SMITH BARNEY EQUITY FUNDS	May 28, 2004
SMITH BARNEY SOCIAL AWARENESS FUND

SMITH BARNEY FUNDAMENTAL VALUE FUND INC.	January 28, 2004

SMITH BARNEY FUNDS, INC.
SMITH BARNEY LARGE CAP VALUE FUND	April 29, 2004
SMITH BARNEY SHORT-TERM INVESTMENT GRADE BOND FUND	April 29, 2004
U.S. GOVERNMENT SECURITIES FUND	April 29, 2004

SMITH BARNEY INCOME FUNDS
SMITH BARNEY DIVIDEND AND INCOME FUND	November 26, 2004
SB CONVERTIBLE FUND	November 26, 2004
Smith Barney Shares
SMITH BARNEY DIVERSIFIED STRATEGIC INCOME FUND	November 26, 2004
SMITH BARNEY EXCHANGE RESERVE FUND	November 26, 2004
SMITH BARNEY HIGH INCOME FUND	November 26, 2004
SMITH BARNEY MUNICIPAL HIGH INCOME FUND	November 26, 2004

SB CAPITAL AND INCOME FUND	April 29, 2004
Smith Barney Shares
SMITH BARNEY TOTAL RETURN BOND FUND	November 26, 2004

SMITH BARNEY INSTITUTIONAL CASH MANAGEMENT FUND INC.	September 28, 2004
CASH PORTFOLIO
GOVERNMENT PORTFOLIO
MUNICIPAL PORTFOLIO

SMITH BARNEY INVESTMENT FUNDS INC.
SMITH BARNEY GOVERNMENT SECURITIES FUND	April 29, 2004
SMITH BARNEY GROUP SPECTRUM FUND	January 28, 2004
SMITH BARNEY HANSBERGER GLOBAL VALUE FUND	August 28, 2004
SMITH BARNEY INVESTMENT GRADE BOND FUND	April 29, 2004
SMITH BARNEY MULTIPLE DISCIPLINE FUNDS — ALL CAP GROWTH AND VALUE FUND	August 28, 2004
SMITH BARNEY MULTIPLE DISCIPLINE FUNDS — BALANCED ALL CAP GROWTH AND VALUE FUND	August 2, 2004, as revised August 28, 2004
SMITH BARNEY MULTIPLE DISCIPLINE FUNDS — GLOBAL ALL CAP GROWTH AND VALUE FUND	August 28, 2004
SMITH BARNEY MULTIPLE DISCIPLINE FUNDS — LARGE CAP GROWTH AND VALUE FUND	August 28, 2004
SMITH BARNEY SMALL CAP VALUE FUND	January 28, 2004
SMITH BARNEY SMALL CAP GROWTH FUND	January 28, 2004

SMITH BARNEY INVESTMENT SERIES
SB GROWTH AND INCOME FUND	February 27, 2004
Smith Barney Shares
SMITH BARNEY INTERNATIONAL FUND	February 27, 2004

SMITH BARNEY DIVIDEND STRATEGY FUND	November 1, 2004

SMITH BARNEY INVESTMENT TRUST
SMITH BARNEY INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND	March 29, 2004
SMITH BARNEY INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND	March 29, 2004
SMITH BARNEY LARGE CAPITALIZATION GROWTH FUND	March 29, 2004
SMITH BARNEY S&P 500 INDEX FUND	April 29, 2004
Smith Barney Shares
Citi Shares
SMITH BARNEY MID CAP CORE FUND	March 29, 2004
SMITH BARNEY CLASSIC VALUES FUND	March 29, 2004

SMITH BARNEY MANAGED GOVERNMENTS FUND INC.	November 26, 2004
SMITH BARNEY MANAGED MUNICIPALS FUND INC.	June 28, 2004
SMITH BARNEY MASSACHUSETTS MUNICIPALS FUND	March 29, 2004
SMITH BARNEY MONEY FUNDS, INC.	April 29, 2004
CASH PORTFOLIO
GOVERNMENT PORTFOLIO

SMITH BARNEY MUNI FUNDS
CALIFORNIA MONEY MARKET PORTFOLIO	July 29, 2004
FLORIDA PORTFOLIO	July 29, 2004
GEORGIA PORTFOLIO	July 29, 2004
LIMITED TERM PORTFOLIO	July 29, 2004
MASSACHUSETTS MONEY MARKET PORTFOLIO	July 29, 2004
NATIONAL PORTFOLIO	July 29, 2004
NEW YORK MONEY MARKET PORTFOLIO	July 29, 2004
NEW YORK PORTFOLIO	July 29, 2004
PENNSYLVANIA PORTFOLIO	July 29, 2004

SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.	July 29, 2004

SMITH BARNEY NEW JERSEY MUNICIPALS FUND, INC.	July 29, 2004

SMITH BARNEY OREGON MUNICIPALS FUND	August 27, 2004

SMITH BARNEY PRINCIPAL RETURN FUND
SECURITY AND GROWTH FUND	March 29, 2004

SMITH BARNEY SECTOR SERIES FUND INC.	February 27, 2004
SMITH BARNEY FINANCIAL SERVICES FUND
SMITH BARNEY HEALTH SCIENCES FUND
SMITH BARNEY TECHNOLOGY FUND

SMITH BARNEY SMALL CAP CORE FUND, INC.	April 29, 2004

SMITH BARNEY TRUST II
SMITH BARNEY DIVERSIFIED LARGE CAP GROWTH FUND	February 28, 2004
SMITH BARNEY INTERNATIONAL LARGE CAP FUND	April 29, 2004
SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND	February 28, 2004
SMITH BARNEY CAPITAL PRESERVATION FUND	February 28, 2004
SMITH BARNEY CAPITAL PRESERVATION FUND II	February 28, 2004
SMITH BARNEY SHORT DURATION MUNICIPAL INCOME FUND	February 28, 2004

SMITH BARNEY WORLD FUNDS, INC.
SMITH BARNEY INFLATION MANAGEMENT FUND	October 1, 2004
INTERNATIONAL ALL CAP GROWTH PORTFOLIO	February 27, 2004

FD